PROPERTY PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
PROPERTY PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Gross Carrying Amount
Beginning Balance	$16,502	$8,415
Additions (1)	997	1,529
Dispositions	(161)	(772)
Acquisitions through business combinations (2)	12	6,577
Assets reclassified as held for sale (3)	(24)	(332)
Changes in accounting policy	—	978
Foreign currency translation	(376)	107
Ending Balance	$16,950	$16,502
Accumulated Depreciation and Impairment
Beginning Balance	$(2,610)	$(1,468)
Depreciation/depletion/impairment expense (4)	(846)	(1,407)
Dispositions	72	263
Assets reclassified as held for sale (3)	9	62
Foreign currency translation	75	(60)
Ending Balance	$(3,300)	$(2,610)
Net Book Value (5)	$13,650	$13,892
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(1)	Includes assets acquired in a common control transaction. See Note 17 for additional information.

(2)	See Note 3 for additional information.

(3)	Includes assets that were reclassified as held for sale and subsequently disposed.

(4)
Includes an impairment expense of $137 million resulting from a write-down of certain vessels within Altera due to changes in underlying assumptions such as the impact of contract modifications, changes in lay-up cost estimates, expected values on the sale of vessels, revenue forecasts, and vessel re-contracting.

(5)	Includes right-of-use assets of $1,291 million as at June 30, 2020.